Fees Summary	Aug. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,640,000
Previously Paid Amount
Total Fee Amount	1,935.184
Total Offset Amount
Net Fee	$ 1,935.184